Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Nov. 30, 2020	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 133,229
2022	266,040	$ 260,224
2023	265,457	259,807
2024	130,197	259,224
2025	10,834	173,962
Thereafter	283,802	267,557
Total	$ 1,089,559	$ 1,275,374